Loans and Leases - Summary of Interest Income on Non accrual loans (Details) - Non-Covered Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income that would have been recorded	$ 4,491	$ 5,599	$ 4,145
Interest income actually recorded	(939)	(3,409)	(3,480)
Interest income foregone	$ 3,552	$ 2,190	$ 665